Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of measurement
A.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except certain financial instruments described in note "K", which are measured at fair value.

Translation of foreign currencies
B.	Translation of foreign currencies

These consolidated financial statements are presented in Canadian dollars, which is the Company's, and each of its subsidiaries', functional currency.

Foreign currency transactions are translated into Canadian dollars using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statement of operations and comprehensive loss.

Monetary assets and liabilities of the Company denominated in a foreign currency are translated into Canadian dollars at the rate of exchange at the statement of financial position date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average exchange rates prevailing during the period. Exchange gains and losses are included in the determination of profit or loss for the year.

Critical accounting judgments and estimation uncertainty
C.	Critical accounting judgments and estimation uncertainty

In applying the Company's accounting policies in conformity with IFRS, management is required to make judgments, estimates and assumptions about the carrying amounts of certain assets and liabilities. These estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

(i)	Critical accounting judgments

The following are the critical judgments that the Company has made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements (refer to appropriate accounting policies for details).

Mineral reserves and resources

To calculate reserves and resources, the Company uses assumptions and evaluates technical, economic and geological conditions for each ore body. Measured grade of the ore and geotechnical considerations can have a significant effect on the carrying value of mineral properties and therefore the recoverability of costs. Future market prices for gold and copper and other commodities are also factored into valuation models. Changes to these factors can affect the recoverability of mineral properties and impairment.

Impairment of assets

When the Company has judged that an indication of impairment exists, such as a significant or prolonged decline in the fair value of an investment in marketable securities or an indication that the carrying amount of the mineral interest exceeds its estimated recoverable amount, the investment value or carrying value is written down to fair value or recoverable amount and the loss is recognized in the statement of operations and comprehensive loss.

Asset retirement obligations

When the Company has judged that a constructive or legal obligation exists for reclamation and rehabilitation activities on mineral claims disturbed, an estimate of future costs is recognized as an expense on the statement of operations and comprehensive loss.

(ii)	Key sources of estimation uncertainty

Mineral properties

The recoverability of the carrying value of mineral properties and associated deferred exploration expenses is based on market conditions for minerals, underlying mineral resources associated with the properties and future costs that may be required for ultimate realization through mining operations or by sale. The Company is in an industry that is dependent on a number of factors including environmental, legal and political risks, the existence of economically recoverable reserves, the ability of the Company and its subsidiaries to obtain necessary financing to complete the development, and future profitable production or the proceeds of disposition thereof.

Asset retirement obligations

The provision for asset retirement obligations is the best estimate of the present value of the future costs of reclaiming the environment that has been subject to disturbance through exploration activities or historical mining activities. The Company uses assumptions and evaluates technical conditions for each project that have inherent uncertainties, including changes to laws and practices and changes in the status of the site from time-to-time. The timing and cost of the rehabilitation is also subject to uncertainty. These changes, if any, and changes in discount rates are charged directly to the consolidated statement of operations and comprehensive loss. The periodic unwinding of the discount is recognized in earnings as accretion expense included in finance costs in the consolidated statement of operations and comprehensive loss.

Share based payments

The factors affecting stock-based compensation include estimates of when stock options and restricted share units might be exercised and share price volatility. The timing for exercise of options is out of the Company's control and will depend upon a variety of factors, including the market value of the Company's shares and financial objectives of the share-based instrument holders. The Company uses historical data to determine volatility in accordance with appropriate fair value methodology. However, the future volatility is uncertain, and the model has its limitations.

Deferred Income taxes

The Company has operations in Canada and the United States and files corporate tax returns in each. Deferred tax liabilities are estimated for tax that may become payable in the future. Future payments could be materially different from our estimated deferred tax liabilities. We have deferred tax assets related to non-capital losses and other deductible temporary differences. Deferred tax assets are only recognized to the degree that it shelters tax liabilities or when it is probable that there will be sufficient taxable income in the future to recover them.

Contingencies

The Company funds certain of its exploration expenditures, from time-to-time, with the proceeds from the issuance of flow-through shares and renounces, to subscribers, the expenditures which it determines to be Canadian Exploration Expenses ("CEE"). The Canada Revenue Agency ("CRA"), has disputed the eligibility of certain types of expenditures within the years 2014 to 2016. The Company strongly disagrees with their position and intends to fully defend the Company's tax filings. No provision is recorded related to the contingent taxes if the Company does not consider it probable that there will ultimately be an amount payable.

Mineral interests
D.	Mineral interests

Mineral resource properties are carried at cost. The Company considers exploration and development costs and expenditures to have the characteristics of property and equipment and, as such, the Company capitalizes all exploration costs, which include license acquisition costs, advance royalties, holding costs, field exploration and field supervisory costs and all costs associated with exploration and evaluation activities relating to specific properties as incurred, until those properties are determined to be economically viable for mineral production. General and administrative costs are only included in the measurement of exploration and evaluation costs where they are related directly to activities in a particular area of interest. The fair value of any recoveries from the disposition or optioning of a mineral property is credited to the carrying value of mineral properties.

Once a project has been established as commercially viable and technically feasible, related development expenditures are capitalized. This includes costs incurred in preparing the site for mining operations. Capitalization ceases when the mine is capable of operating as intended by management.

The actual recoverable value of capitalized expenditures for mineral properties and deferred exploration costs will be contingent upon the discovery of economically viable reserves and the Company's financial ability at that time to fully exploit these properties or determine a suitable plan of disposition.

When a decision is made to proceed with development in respect of a particular area of interest, the relevant exploration and evaluation asset is tested for impairment, reclassified to development properties, and then amortized over the life of the reserves associated with the area of interest once mining operations have commenced

Leasing arrangements
E.	Leasing arrangements

Effectives January 1, 2019 upon the adoption of IFRS 16, Leases ("IFRS 16") as described in Note 3(M), the Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low-value assets. For short-term leases and leases of low-value assets, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The Company computes this rate by using a rate of interest that the Company would have to pay to borrow over a similar term, and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment.

Lease payments included in the measurement of the lease liability comprise:

●	Fixed lease payments (including in-substance fixed payments), less any lease incentives;

●	Variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date;

●	The amount expected to be payable by the lessee under residual value guarantees;

●	The exercise price of purchase options, if the lessee is reasonably certain to exercise the option; and

●	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date, and any initial direct costs and an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Right-of-use assets are depreciated over the shorter period of the lease term and the useful life of the underlying asset. Depreciation starts at the commencement date of the lease.

The right-of-use assets are presented in right to use asset in the Consolidated Statements of Financial Position. The Company applies IAS 36, Impairment of Assets, to determine whether right-of-use assets are impaired.

Impairment and reversal of impairment
F.	Impairment and reversal of impairment

(i)	Financial assets

Financial assets measured at amortized cost are reviewed for impairment at each reporting date to determine whether there is any objective evidence of impairment. A financial asset is considered to be impaired if objective evidence, that can be estimated reliably, indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

An impairment charge in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate.

A prior period impairment charge is reviewed for possible reversal of impairment whenever an event or change in circumstance indicates the impairment may have reversed. If it has been determined that the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount to a maximum of the carrying amount that would have been determined had no impairment charge been recognized in prior periods. Impairment charge reversals are recognized in the Consolidated Statement of Operations and Comprehensive Loss.

(ii)	Non-financial assets

The carrying value of the Company's mineral interests is assessed for impairment when indicators of such impairment exist. Indicators may include; the loss of the right to explore in the area; the Company deciding not to continue exploring or incur substantial additional expenditures on the project; or it is determined that the carrying amount of the project is unlikely to be recovered by its development or sale. If any indication of impairment exists, an estimate of the asset's recoverable amount is calculated to determine the extent of the impairment loss, if any. The recoverable amount is determined as the higher of the fair value less costs of disposal for the asset and the asset's value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Impairment is determined on an asset by asset basis, whenever possible. If it is not possible to determine impairment on an individual asset basis, then impairment is considered on the basis of a cash generating unit ("CGU"). CGUs represent the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash flows from other assets or other group of assets.

If the carrying amount of the asset exceeds its recoverable amount, the asset is impaired, and an impairment loss is charged immediately to comprehensive loss within the statement of operations and comprehensive loss so as to reduce the carrying amount to its recoverable amount.

An assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company makes an estimate of the recoverable amount.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. If this is the case, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of operations and comprehensive loss.

Reclamation liabilities
G.	Reclamation liabilities

Provisions for environmental restoration are recognized when: (i) the Company has a present legal or constructive obligation as a result of past exploration, development or production events; (ii) it is probable that an outflow of resources will be required to settle the obligation; (iii) and the amount can be reliably estimated. Provisions do not include obligations which are expected to arise from future disturbance.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation incorporating risks specific to the obligation using a pre-tax rate that reflects current market assessments of the time value of money. When estimates of obligations are revised, the present value of the changes in obligations is recorded in the period by a change in the obligation amount and a corresponding adjustment to the mineral interest asset.

The amortization or 'unwinding' of the discount applied in establishing the net present value of provisions due to the passage of time is charged to the statement of operations and comprehensive loss in each accounting period.

The ultimate cost of environmental remediation is uncertain and cost estimates can vary in response to many factors including changes to the relevant legal requirements, the emergence of new restoration techniques or experience at other mine sites. The expected timing of expenditure can also change, for example in response to changes in ore reserves or production rates. As a result, there could be significant adjustments to the provisions for restoration and environmental cleanup, which would affect future financial results.

Funds on deposit with third parties provided as security for future reclamation costs are included in reclamation deposits on the statement of financial position.

Income taxes
H.	Income taxes

Income tax expense comprises current and deferred tax. Current and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination or items recognized directly in equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the asset and liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is measured at the rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax is not recognized for the following temporary differences; the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future where the timing of the reversal of the temporary differences can be controlled by the parent. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill which is not deductible for tax purposes.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company has certain non-monetary assets and liabilities for which the tax reporting currency is different from its functional currency. Any translation gains or losses on the remeasurement of these items at current exchange rates versus historic exchange rates that give rise to a temporary difference is recorded as a deferred tax asset or liability.

Stock-based compensation (options and restricted share units)
I.	Stock-based compensation (options and restricted share units)

The Company applies the fair value method for stock-based compensation and other stock-based payments. The fair value of options is valued using the Black Scholes option-pricing model and other models for the two-tiered options and restricted share units as may be appropriate. The grant date fair value of stock-based payment awards granted to employees is recognized as an employee expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date (Note 10). The Company reviews estimated forfeitures of options on an ongoing basis.

Flow-through shares
J.	Flow-through shares

The Company finances a portion of its exploration activities through the issuance of flow-through common shares. The tax deductibility of qualifying expenditures is transferred to the investor purchasing the shares. Consideration for the transferred deductibility of the qualifying expenditures is often paid through a premium price over the market price of the Company's shares. The Company reports this premium as a liability on the statement of financial position and the balance is reported as share capital. At each reporting period, and as qualifying expenditures have been incurred, the liability is reduced on a proportionate basis and income is recognized in the statement of operations and comprehensive loss.

Net profit (loss) per common share
K.	Net profit (loss) per common share

Basic profit (loss) per common share is computed based on the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method for calculating diluted earnings per share which assumes that stock options and RSUs with an exercise price lower than the average quoted market price were exercised at the later of the beginning of the year, or time of issue. Stock options with an exercise price greater than the average quoted market price of the common shares and RSUs are not included in the calculation of diluted profit (loss) per share as the effect is anti-dilutive.

Financial instruments
L.	Financial instruments

The Company recognizes financial assets and financial liabilities on the date the Company becomes a party to the contractual provisions of the instruments. A financial asset is derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset or when cash flows expire. A financial liability is derecognized when the obligation specified in the contract is discharged, canceled or expired. Certain financial instruments are recorded at fair value in the consolidated statement of financial position. Refer to note 11 on fair value measurements.

Non-derivative financial instruments

Non-derivative financial instruments are recognized initially at fair value plus attributable transaction costs, where applicable for financial instruments not classified as fair value through profit or loss. Subsequent to initial recognition, non-derivative financial instruments are classified and measured as described below.

Financial assets at fair value through profit or loss

Cash and cash equivalents and short-term deposits are classified as financial assets at fair value through profit or loss and are measured at fair value. Cash equivalents are short-term deposits with maturities of up to 90 days at the date of purchase. Short-term deposits consist of investments with maturities from 91 days to one year at the date of purchase.

Financial assets at amortized cost

Trade and other receivables and are classified as and measured at amortized cost using the effective interest rate method, less impairment losses, if any.

Financial assets at fair value through other comprehensive income

The Company's investments in equity marketable securities are designated as financial assets at fair value through other comprehensive income and are recorded at fair value on the trade date with directly attributable transaction costs included in the recorded amount. Subsequent changes in fair value are recognized in other comprehensive income.

Non-derivative financial liabilities

Accounts payable and accrued liabilities are accounted for at amortized cost, using the effective interest rate method.

Accounting pronouncements
M.	Accounting pronouncements

New and amended standards and interpretations issued and effective:

a)	IFRS 16, Leases ("IFRS 16")

The Company adopted IFRS 16, Leases, effective January 1, 2019. IFRS 16 introduces new or amended requirements with respect to lease accounting. IFRS 16 introduced significant changes to the lessee accounting by removing the distinction between operating and finance leases and requiring the recognition of a right-of-use asset and a lease liability at the lease commencement date for all leases, except for short-term leases and leases of low-value assets. In contrast to lessee accounting, the requirements for lessor accounting have remained largely unchanged. The Company is the lessee in contractual arrangements that contain a lease.

The Company has applied IFRS 16 using the modified retrospective approach. Under this approach, the Company has not restated prior period comparative information.

Impact of the new definition of a lease

The new definition of a lease mainly relates to the incorporation of the concept of control. IFRS 16 determines whether a contract contains a lease on the basis of whether the customer has the right to control the use of an identified asset for a period of time, in exchange for consideration. The Company reassessed relevant contractual arrangements that existed at January 1, 2019 to determine if they contain a lease.

Impact of the adoption of the new standard

Former operating leases

IFRS 16 changes how the Company accounts for leases previously classified as operating leases under IAS 17, Leases ("IAS 17"), which were previously off-balance sheet. Applying IFRS 16, for all leases (excepted as noted below), the Company:

i.	Recognizes "right-of-use" assets and lease liabilities in the Consolidated Statements of Financial Position, initially measured at the present value of future lease payments;

ii.	Recognizes depreciation of right-of-use assets and interest on lease liabilities in the Consolidated Statements of Operations and Comprehensive Income; and

iii.	Separates the total amount of cash paid into a principal portion (presented within financing activities) and interest (presented within financing activities) in the Consolidated Statements of Cash Flows.

On transition, the Company elected to measure all right-of-use assets at an amount equal to the lease liability.

Former finance leases

The main difference between IFRS 16 and IAS 17 with respect to assets formerly held under a finance lease is the measurement of residual value guarantees provided by a lessee to a lessor. IFRS 16 requires that the Company recognize as part of its lease liability only the amount expected to be payable under a residual value guarantee, rather than the maximum amount guaranteed as required by IAS 17. This change did not have a material effect on the Company's consolidated financial statements.

Practical expedients

The Company has elected to use the following practical expedients:

●	Apply IFRS 16 to a portfolio of leases with similar characteristics as opposed to an individual lease and the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;

●	The accounting for leases with a remaining lease term of less than twelve months as at January 1, 2019 as short-term leases;

●	The accounting for lease payments on leases for which the underlying asset is of a low dollar value on a straight-line basis over the term of the lease;

●	The use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease; and

●	Not to separate non-lease from lease components, and instead account for each lease component and any associated non-lease components as a single lease component. This expedient was elected on an asset-class by asset-class basis.

Using an incremental borrowing rate of 11.09%, adoption of the new standard resulted in the recognition of additional right-of-use assets and leases liabilities of $0.3 million as of January 1, 2019 and no cumulative adjustment to opening deficit.

b)	IFRIC Interpretation 23, Uncertainty over Income Tax Treatments ("IFRIC Interpretation 23")

The Company adopted IFRIC Interpretation 23 with a date of initial application of January 1, 2019. The interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The adoption of this interpretation did not impact the Company's consolidated financial statements.

New accounting standards issued but not yet effective:

Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2019. There are currently no such pronouncements that are expected to have a significant impact on the Company's consolidated financial statements upon adoption.